Key management transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Key management

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Salaries and benefits	$1,565	$1,142
Directors’ fees	379	326
Share-based payments	3,163	1,633